Quarterly portfolio holdings
John Hancock
Multimanager Lifetime Portfolios
Target date
November 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER 2070 LIFETIME PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.4%
Equity - 89.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	2,753	$198,076
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	5,159	52,311
Disciplined Value, Class NAV, JHF III (Boston Partners)	7,851	206,162
Disciplined Value International, Class NAV, JHIT (Boston Partners)	5,833	103,010
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	6,458	71,943
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	944	74,743
International Dynamic Growth, Class NAV, JHIT (Axiom)	5,149	81,713
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	21,555	267,926
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	3,806	75,177
Mid Value, Class NAV, JHF II (T. Rowe Price)	5,481	88,249
Multifactor Emerging Markets ETF, JHETF (DFA)	1,006	32,733
Small Cap Core, Class NAV, JHIT (MIM US) (B)	1,551	25,925
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	21,790	310,947
Fixed income - 3.0%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,201	9,828
High Yield, Class NAV, JHBT (MIM US) (B)	2,371	7,280
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,923	36,913
Alternative and specialty - 0.6%
Diversified Macro, Class NAV, JHIT (Graham)	1,216	10,284

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,584,793)		$1,653,220
UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity International Index Fund	601	36,627
Fidelity Mid Cap Index Fund	1,058	39,508
Fidelity Small Cap Index Fund	995	31,274

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $103,089)		$107,409
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	1	0
Energy - 0.0%
Ezion Holdings, Ltd. (C)(D)	1	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	1	0

TOTAL COMMON STOCKS (Cost $0)		$0
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2070 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	$2,600	$651
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	11,600	3,055
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	9,700	2,689
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	9,200	2,677

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,939)		$9,072
SHORT-TERM INVESTMENTS - 3.8%
Short-term funds - 3.8%
John Hancock Collateral Trust, 3.9009% (E)(F)	6,827	68,295

TOTAL SHORT-TERM INVESTMENTS (Cost $67,927)		$68,295
Total investments (Cost $1,764,748) - 103.8%		$1,837,996
Other assets and liabilities, net - (3.8%)		(67,972)
TOTAL NET ASSETS - 100.0%		$1,770,024
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.2%
Equity - 89.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	224,245	$16,132,186
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	418,875	4,247,392
Disciplined Value, Class NAV, JHF III (Boston Partners)	642,280	16,866,263
Disciplined Value International, Class NAV, JHIT (Boston Partners)	473,918	8,369,393
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	524,362	5,841,387
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	76,645	6,068,731
International Dynamic Growth, Class NAV, JHIT (Axiom)	418,801	6,646,378
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,750,143	21,754,276
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	311,577	6,153,649
Mid Value, Class NAV, JHF II (T. Rowe Price)	449,908	7,243,521
Multifactor Emerging Markets ETF, JHETF (DFA)	82,071	2,670,426
Small Cap Core, Class NAV, JHIT (MIM US) (B)	127,685	2,133,610
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,769,261	25,247,359
Fixed income - 3.0%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	95,305	779,598
High Yield, Class NAV, JHBT (MIM US) (B)	188,104	577,480
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	311,170	2,928,113
MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - 0.7%
Diversified Macro, Class NAV, JHIT (Graham)	121,296	$1,026,162

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $109,718,979)		$134,685,924
UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity International Index Fund	48,745	2,972,940
Fidelity Mid Cap Index Fund	86,700	3,239,093
Fidelity Small Cap Index Fund	82,270	2,586,561

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $7,139,196)		$8,798,594
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	70	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	1,187	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	505	0
Genting Hong Kong, Ltd. (C)(D)	2,107	0
Peace Mark Holdings, Ltd. (C)(D)	689	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	274	0
ICA Gruppen AB (C)(D)	12	0
Pacific Andes International Holdings, Ltd. (C)(D)	8,316	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	43	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	2,156	0
Ezion Holdings, Ltd. (C)(D)	4,313	0
Ezra Holdings, Ltd. (C)(D)	1,681	0
John Wood Group PLC (C)	117	38
Lightstream Resources, Ltd. (C)(D)	291	0
Manitok Energy, Inc. (C)(D)	1	0
Paladin Energy, Ltd. (C)	40	216
Peninsula Energy, Ltd. (C)	43	15
Savannah Energy PLC (C)	205	15
Swiber Holdings, Ltd. (C)(D)	491	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	6	0
Convoy Global Holdings, Ltd. (C)(D)	2,413	0
Good Resources Holdings, Ltd. (C)(D)	1,034	0
TT Hellenic Postbank SA (C)(D)	79	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	7	0
Galapagos NV (C)	7	219
NMC Health PLC (C)(D)	9	0
Pihlajalinna OYJ	2	33
Zenith Capital Corp. (C)	20	2
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	4,657	0
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Industrials - (continued)
Carillion PLC (C)(D)	438	$0
CW Group Holdings, Ltd. (C)(D)	517	0
Gold-Finance Holdings, Ltd. (C)(D)	820	0
Hsin Chong Group Holdings, Ltd. (C)(D)	2,819	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	486	0
DMX Technologies Group, Ltd. (C)(D)	130	0
MH Development, Ltd. (C)(D)	475	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	1,237	95
Danakali, Ltd. (C)	65	2
EcoGreen International Group, Ltd. (C)(D)	291	0
Firefinch, Ltd. (C)(D)	156	3
Fraser Papers Holdings, Inc. (C)(D)	18	0
Hanfeng Evergreen, Inc. (C)(D)	14	0
Midas Holdings, Ltd. (C)(D)	954	0
Orbite Technologies, Inc. (C)(D)	404	0
Ten Sixty Four, Ltd. (C)(D)	298	17
Up Energy Development Group, Ltd. (C)(D)	3,439	0
Victoria Gold Corp. (C)(D)	1	0
Wiluna Mining Corp., Ltd. (C)(D)	38	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	217	657
Lerthai Group, Ltd. (C)(D)	69	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,110	0
Hyflux, Ltd. (C)(D)	212	0

TOTAL COMMON STOCKS (Cost $912)		$1,312
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	$300,000	75,151
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	1,026,600	270,384
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	871,500	241,585
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	830,600	241,695

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $883,424)		$828,815
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	186	16
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	204	1
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	13	5
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	22	16

TOTAL WARRANTS (Cost $23)		$38

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	33	0

TOTAL RIGHTS (Cost $0)		$0
MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.9009% (E)(F)	9,905	$99,082

TOTAL SHORT-TERM INVESTMENTS (Cost $99,014)		$99,082
Total investments (Cost $117,841,548) - 100.0%		$144,413,765
Other assets and liabilities, net - 0.0%		39,592
TOTAL NET ASSETS - 100.0%		$144,453,357
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.3%
Equity - 89.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	543,270	$39,082,872
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,008,938	10,230,627
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,562,422	41,029,195
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,142,501	20,176,565
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,261,663	14,054,925
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	187,030	14,809,053
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,011,695	16,055,606
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,217,406	52,422,362
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	756,860	14,947,991
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,090,864	17,562,918
Multifactor Emerging Markets ETF, JHETF (DFA)	198,761	6,467,285
Small Cap Core, Class NAV, JHIT (MIM US) (B)	308,764	5,159,440
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,308,736	61,485,668
Fixed income - 2.9%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	228,914	1,872,520
High Yield, Class NAV, JHBT (MIM US) (B)	451,302	1,385,499
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	745,623	7,016,309
Alternative and specialty - 0.7%
Diversified Macro, Class NAV, JHIT (Graham)	295,364	2,498,779

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $255,371,122)		$326,257,614
UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity International Index Fund	117,640	7,174,869
Fidelity Mid Cap Index Fund	210,467	7,863,029
Fidelity Small Cap Index Fund	197,969	6,224,148
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $16,668,292)		$21,262,046
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	182	$0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	3,067	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	1,303	0
Genting Hong Kong, Ltd. (C)(D)	5,441	0
Peace Mark Holdings, Ltd. (C)(D)	1,781	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,235	0
ICA Gruppen AB (C)(D)	96	0
Pacific Andes International Holdings, Ltd. (C)(D)	21,480	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	111	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	5,570	0
Ezion Holdings, Ltd. (C)(D)	11,139	0
Ezra Holdings, Ltd. (C)(D)	4,343	0
John Wood Group PLC (C)	303	98
Lightstream Resources, Ltd. (C)(D)	752	0
Manitok Energy, Inc. (C)(D)	2	0
Paladin Energy, Ltd. (C)	103	555
Peninsula Energy, Ltd. (C)	112	38
Sakari Resources, Ltd. (C)(D)(I)	4,248	1,442
Savannah Energy PLC (C)	529	38
Swiber Holdings, Ltd. (C)(D)	1,269	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	17	0
Convoy Global Holdings, Ltd. (C)(D)	6,232	0
Good Resources Holdings, Ltd. (C)(D)	2,671	0
TT Hellenic Postbank SA (C)(D)	205	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	18	0
Galapagos NV (C)	17	532
NMC Health PLC (C)(D)	70	0
Pihlajalinna OYJ	6	99
Zenith Capital Corp. (C)	52	4
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	12,030	0
Carillion PLC (C)(D)	1,130	0
CW Group Holdings, Ltd. (C)(D)	1,336	0
Gold-Finance Holdings, Ltd. (C)(D)	2,117	0
Hsin Chong Group Holdings, Ltd. (C)(D)	7,281	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	1,256	0
DMX Technologies Group, Ltd. (C)(D)	336	0
MH Development, Ltd. (C)(D)	1,227	0
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	3,194	$245
Danakali, Ltd. (C)	168	5
EcoGreen International Group, Ltd. (C)(D)	752	0
Firefinch, Ltd. (C)(D)	403	8
Fraser Papers Holdings, Inc. (C)(D)	47	0
Hanfeng Evergreen, Inc. (C)(D)	37	0
Midas Holdings, Ltd. (C)(D)	2,463	0
Orbite Technologies, Inc. (C)(D)	1,044	0
Ten Sixty Four, Ltd. (C)(D)	770	43
Up Energy Development Group, Ltd. (C)(D)	8,884	0
Victoria Gold Corp. (C)(D)	3	0
Wiluna Mining Corp., Ltd. (C)(D)	99	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	1,788	5,426
Lerthai Group, Ltd. (C)(D)	178	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,053	0
Hyflux, Ltd. (C)(D)	548	0

TOTAL COMMON STOCKS (Cost $5,710)		$8,533
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	$744,900	186,601
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	2,594,500	683,334
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	2,162,700	599,513
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	2,060,800	599,668

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,246,585)		$2,069,116
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	479	42
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	527	1
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	37	14
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	56	41

TOTAL WARRANTS (Cost $57)		$98

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	86	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.9009% (E)(F)	6,664	66,662

TOTAL SHORT-TERM INVESTMENTS (Cost $66,662)		$66,662
Total investments (Cost $274,358,428) - 100.0%		$349,664,069
Other assets and liabilities, net - 0.0%		4,365
TOTAL NET ASSETS - 100.0%		$349,668,434
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.3%
Equity - 89.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	722,891	$52,004,758
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,344,836	13,636,640
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,095,843	55,036,835
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,541,426	27,221,591
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,676,681	18,678,226
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	250,704	19,850,744
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,346,190	21,364,037
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,676,495	70,558,833
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,014,741	20,041,126
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,469,587	23,660,347
Multifactor Emerging Markets ETF, JHETF (DFA)	263,425	8,571,323
Small Cap Core, Class NAV, JHIT (MIM US) (B)	414,770	6,930,804
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	5,788,744	82,605,381
Fixed income - 2.9%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	303,921	2,486,072
High Yield, Class NAV, JHBT (MIM US) (B)	599,848	1,841,535
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	992,296	9,337,502
Alternative and specialty - 0.7%
Diversified Macro, Class NAV, JHIT (Graham)	396,083	3,350,862

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $339,120,799)		$437,176,616
UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity International Index Fund	158,069	9,640,619
Fidelity Mid Cap Index Fund	282,793	10,565,147
Fidelity Small Cap Index Fund	267,560	8,412,071

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $22,362,668)		$28,617,837
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	249	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	4,196	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	1,783	0
Genting Hong Kong, Ltd. (C)(D)	7,444	0
Peace Mark Holdings, Ltd. (C)(D)	2,436	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,720	0
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Consumer staples - (continued)
ICA Gruppen AB (C)(D)	160	$0
Pacific Andes International Holdings, Ltd. (C)(D)	29,387	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	152	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	7,620	0
Ezion Holdings, Ltd. (C)(D)	15,240	0
Ezra Holdings, Ltd. (C)(D)	5,941	0
John Wood Group PLC (C)	414	134
Lightstream Resources, Ltd. (C)(D)	1,028	0
Manitok Energy, Inc. (C)(D)	2	0
Paladin Energy, Ltd. (C)	140	754
Peninsula Energy, Ltd. (C)	153	52
Sakari Resources, Ltd. (C)(D)(I)	12,063	4,096
Savannah Energy PLC (C)	723	52
Swiber Holdings, Ltd. (C)(D)	1,736	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	23	0
Convoy Global Holdings, Ltd. (C)(D)	8,527	0
Good Resources Holdings, Ltd. (C)(D)	3,654	0
TT Hellenic Postbank SA (C)(D)	280	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	24	0
Galapagos NV (C)	24	751
NMC Health PLC (C)(D)	117	0
Pihlajalinna OYJ	9	149
Zenith Capital Corp. (C)	72	6
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	16,458	0
Carillion PLC (C)(D)	1,546	0
CW Group Holdings, Ltd. (C)(D)	1,827	0
Gold-Finance Holdings, Ltd. (C)(D)	2,896	0
Hsin Chong Group Holdings, Ltd. (C)(D)	9,961	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	1,719	0
DMX Technologies Group, Ltd. (C)(D)	460	0
MH Development, Ltd. (C)(D)	1,678	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	4,370	335
Danakali, Ltd. (C)	230	7
EcoGreen International Group, Ltd. (C)(D)	1,029	0
Firefinch, Ltd. (C)(D)	552	11
Fraser Papers Holdings, Inc. (C)(D)	65	0
Hanfeng Evergreen, Inc. (C)(D)	50	0
Midas Holdings, Ltd. (C)(D)	3,370	0
Orbite Technologies, Inc. (C)(D)	1,428	0
Ten Sixty Four, Ltd. (C)(D)	1,053	59
Up Energy Development Group, Ltd. (C)(D)	12,154	0
Victoria Gold Corp. (C)(D)	5	1
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Materials - (continued)
Wiluna Mining Corp., Ltd. (C)(D)	135	$0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	2,971	9,015
Lerthai Group, Ltd. (C)(D)	244	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	15,065	0
Hyflux, Ltd. (C)(D)	750	0

TOTAL COMMON STOCKS (Cost $11,139)		$15,422
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	$994,500	249,127
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	3,464,100	912,367
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	2,887,300	800,377
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	2,751,600	800,682

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,007,833)		$2,762,553
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	656	57
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	722	2
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	50	20
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	77	56

TOTAL WARRANTS (Cost $79)		$135

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	118	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.9009% (E)(F)	13,588	135,920

TOTAL SHORT-TERM INVESTMENTS (Cost $135,922)		$135,920
Total investments (Cost $364,638,440) - 100.0%		$468,708,483
Other assets and liabilities, net - 0.0%		64,512
TOTAL NET ASSETS - 100.0%		$468,772,995
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.2%
Equity - 89.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,036,396	$74,558,319
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,918,402	19,452,599
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,970,027	77,992,907
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,188,555	$38,649,879
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,395,996	26,691,398
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	355,280	28,131,107
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,927,384	30,587,584
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,062,066	100,211,475
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,433,014	28,302,023
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,064,453	33,237,699
Multifactor Emerging Markets ETF, JHETF (DFA)	377,464	12,281,924
Small Cap Core, Class NAV, JHIT (MIM US) (B)	580,544	9,700,887
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,217,974	117,270,487
Fixed income - 2.9%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	434,774	3,556,452
High Yield, Class NAV, JHBT (MIM US) (B)	857,152	2,631,458
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,417,705	13,340,608
Alternative and specialty - 0.7%
Diversified Macro, Class NAV, JHIT (Graham)	565,010	4,779,988

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $479,035,307)		$621,376,794
UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity International Index Fund	224,923	13,718,076
Fidelity Mid Cap Index Fund	399,330	14,918,981
Fidelity Small Cap Index Fund	375,974	11,820,636

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $31,722,205)		$40,457,693
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	366	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	6,164	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	2,620	0
Genting Hong Kong, Ltd. (C)(D)	10,937	0
Peace Mark Holdings, Ltd. (C)(D)	3,579	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,187	0
ICA Gruppen AB (C)(D)	266	0
Pacific Andes International Holdings, Ltd. (C)(D)	43,177	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	223	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	11,195	0
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Ezion Holdings, Ltd. (C)(D)	22,391	$0
Ezra Holdings, Ltd. (C)(D)	8,730	0
John Wood Group PLC (C)	608	197
Lightstream Resources, Ltd. (C)(D)	1,511	0
Manitok Energy, Inc. (C)(D)	3	0
Paladin Energy, Ltd. (C)	206	1,110
Peninsula Energy, Ltd. (C)	225	76
Sakari Resources, Ltd. (C)(D)(I)	24,454	8,303
Savannah Energy PLC (C)	1,062	77
Swiber Holdings, Ltd. (C)(D)	2,550	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	33	0
Convoy Global Holdings, Ltd. (C)(D)	12,528	0
Good Resources Holdings, Ltd. (C)(D)	5,369	0
TT Hellenic Postbank SA (C)(D)	412	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	36	0
Galapagos NV (C)	35	1,095
NMC Health PLC (C)(D)	194	0
Pihlajalinna OYJ	13	215
Zenith Capital Corp. (C)	105	8
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	24,180	0
Carillion PLC (C)(D)	2,272	0
CW Group Holdings, Ltd. (C)(D)	2,685	0
Gold-Finance Holdings, Ltd. (C)(D)	4,255	0
Hsin Chong Group Holdings, Ltd. (C)(D)	14,636	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	2,525	0
DMX Technologies Group, Ltd. (C)(D)	676	0
MH Development, Ltd. (C)(D)	2,466	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	6,421	492
Danakali, Ltd. (C)	339	10
EcoGreen International Group, Ltd. (C)(D)	1,511	0
Firefinch, Ltd. (C)(D)	811	16
Fraser Papers Holdings, Inc. (C)(D)	95	0
Hanfeng Evergreen, Inc. (C)(D)	74	0
Midas Holdings, Ltd. (C)(D)	4,951	0
Orbite Technologies, Inc. (C)(D)	2,098	0
Ten Sixty Four, Ltd. (C)(D)	1,547	87
Up Energy Development Group, Ltd. (C)(D)	17,857	0
Victoria Gold Corp. (C)(D)	7	1
Wiluna Mining Corp., Ltd. (C)(D)	199	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	4,945	15,005
Lerthai Group, Ltd. (C)(D)	358	0
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	25,059	$0
Hyflux, Ltd. (C)(D)	1,101	0

TOTAL COMMON STOCKS (Cost $19,958)		$26,692
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	$1,420,900	355,942
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	4,948,800	1,303,404
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	4,125,000	1,143,475
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	3,931,000	1,143,873

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,299,086)		$3,946,694
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	963	84
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	1,060	3
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	73	29
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	113	82

TOTAL WARRANTS (Cost $117)		$198

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	173	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.9009% (E)(F)	69,242	692,634

TOTAL SHORT-TERM INVESTMENTS (Cost $692,647)		$692,634
Total investments (Cost $515,769,320) - 100.0%		$666,500,705
Other assets and liabilities, net - 0.0%		10,445
TOTAL NET ASSETS - 100.0%		$666,511,150
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.4%
Equity - 83.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,398,612	$100,616,154
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,840,700	18,664,694
Disciplined Value, Class NAV, JHF III (Boston Partners)	4,021,047	105,592,684
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,120,676	55,111,131
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,792,746	31,111,190
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	476,614	37,738,291
Global Equity, Class NAV, JHF II (MIM US) (B)	728,269	9,926,302
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,684,010	$42,595,245
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,470,791	142,581,938
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,820,865	35,962,077
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,646,788	42,613,293
Multifactor Emerging Markets ETF, JHETF (DFA)	441,556	14,367,349
Small Cap Core, Class NAV, JHIT (MIM US) (B)	716,092	11,965,895
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	10,991,176	156,844,086
Fixed income - 8.0%
Bond, Class NAV, JHSB (MIM US) (B)	2,970,675	41,025,019
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,361,270	11,135,192
High Yield, Class NAV, JHBT (MIM US) (B)	2,691,739	8,263,639
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,816,735	17,095,474
Alternative and specialty - 2.2%
Diversified Macro, Class NAV, JHIT (Graham)	1,235,212	10,449,891
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	762,503	10,736,043

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $681,279,993)		$904,395,587
UNAFFILIATED INVESTMENT COMPANIES - 5.7%
Equity - 5.7%
Fidelity International Index Fund	324,716	19,804,439
Fidelity Mid Cap Index Fund	528,956	19,761,793
Fidelity Small Cap Index Fund	503,141	15,818,758

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $42,554,552)		$55,384,990
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	533	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	8,971	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	3,813	0
Genting Hong Kong, Ltd. (C)(D)	15,917	0
Peace Mark Holdings, Ltd. (C)(D)	5,209	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,035	0
ICA Gruppen AB (C)(D)	431	0
Pacific Andes International Holdings, Ltd. (C)(D)	62,836	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	324	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	16,293	0
Ezion Holdings, Ltd. (C)(D)	32,586	0
Ezra Holdings, Ltd. (C)(D)	12,704	0
John Wood Group PLC (C)	885	287
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Lightstream Resources, Ltd. (C)(D)	2,199	$0
Manitok Energy, Inc. (C)(D)	5	0
Paladin Energy, Ltd. (C)	300	1,617
Peninsula Energy, Ltd. (C)	327	111
Sakari Resources, Ltd. (C)(D)(I)	45,339	15,395
Savannah Energy PLC (C)	1,546	112
Swiber Holdings, Ltd. (C)(D)	3,711	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	49	0
Convoy Global Holdings, Ltd. (C)(D)	18,232	0
Good Resources Holdings, Ltd. (C)(D)	7,814	0
TT Hellenic Postbank SA (C)(D)	600	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	52	0
Galapagos NV (C)	51	1,596
NMC Health PLC (C)(D)	315	0
Pihlajalinna OYJ	19	314
Zenith Capital Corp. (C)	153	12
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	35,190	0
Carillion PLC (C)(D)	3,307	0
CW Group Holdings, Ltd. (C)(D)	3,907	0
Gold-Finance Holdings, Ltd. (C)(D)	6,193	0
Hsin Chong Group Holdings, Ltd. (C)(D)	21,299	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	3,675	0
DMX Technologies Group, Ltd. (C)(D)	984	0
MH Development, Ltd. (C)(D)	3,588	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	9,344	716
Danakali, Ltd. (C)	493	14
EcoGreen International Group, Ltd. (C)(D)	2,199	0
Firefinch, Ltd. (C)(D)	1,179	23
Fraser Papers Holdings, Inc. (C)(D)	139	0
Hanfeng Evergreen, Inc. (C)(D)	107	0
Midas Holdings, Ltd. (C)(D)	7,206	0
Orbite Technologies, Inc. (C)(D)	3,053	0
Ten Sixty Four, Ltd. (C)(D)	2,252	126
Up Energy Development Group, Ltd. (C)(D)	25,988	0
Victoria Gold Corp. (C)(D)	10	2
Wiluna Mining Corp., Ltd. (C)(D)	290	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	8,028	24,360
Lerthai Group, Ltd. (C)(D)	521	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	40,641	0
Hyflux, Ltd. (C)(D)	1,603	0
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $34,228)		$44,685
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.8%
U.S. Government - 0.8%
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	$2,798,600	$701,062
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	9,744,000	2,566,354
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	8,119,300	2,250,719
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	7,736,800	2,251,315

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,495,797)		$7,769,450
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	1,402	122
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	1,543	4
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	104	41
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	165	120

TOTAL WARRANTS (Cost $168)		$287

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	252	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.9009% (E)(F)	85,503	855,296

TOTAL SHORT-TERM INVESTMENTS (Cost $855,320)		$855,296
Total investments (Cost $733,220,058) - 100.0%		$968,450,295
Other assets and liabilities, net - 0.0%		126,066
TOTAL NET ASSETS - 100.0%		$968,576,361
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.5%
Equity - 74.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,288,685	$92,707,963
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,614,603	16,372,078
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,701,049	97,189,556
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,906,837	51,334,745
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,151,051	23,962,712
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	356,521	28,229,352
Global Equity, Class NAV, JHF II (MIM US) (B)	636,145	8,670,653
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,587,001	41,055,709
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,821,883	134,516,007
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,516,418	$29,949,260
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,210,781	35,593,574
Multifactor Emerging Markets ETF, JHETF (DFA)	338,511	11,014,471
Small Cap Core, Class NAV, JHIT (MIM US) (B)	533,583	8,916,174
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	10,733,381	153,165,344
Fixed income - 15.6%
Bond, Class NAV, JHSB (MIM US) (B)	3,997,529	55,205,872
Core Bond, Class NAV, JHF II (Allspring Investments)	3,210,720	35,960,060
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,396,168	19,600,658
High Yield, Class NAV, JHBT (MIM US) (B)	4,733,723	14,532,529
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	2,318,044	21,812,797
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	559,329	5,772,276
Alternative and specialty - 3.0%
Diversified Macro, Class NAV, JHIT (Graham)	1,257,345	10,637,138
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	1,299,186	18,292,541

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $700,722,394)		$914,491,469
UNAFFILIATED INVESTMENT COMPANIES - 5.4%
Equity - 5.4%
Fidelity International Index Fund	312,992	19,089,386
Fidelity Mid Cap Index Fund	496,384	18,544,894
Fidelity Small Cap Index Fund	475,090	14,936,818

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $40,094,139)		$52,571,098
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	555	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	9,356	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	3,976	0
Genting Hong Kong, Ltd. (C)(D)	16,599	0
Peace Mark Holdings, Ltd. (C)(D)	5,432	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,247	0
ICA Gruppen AB (C)(D)	440	0
Pacific Andes International Holdings, Ltd. (C)(D)	65,528	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	338	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	16,991	0
Ezion Holdings, Ltd. (C)(D)	33,982	0
Ezra Holdings, Ltd. (C)(D)	13,249	0
John Wood Group PLC (C)	923	300
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Lightstream Resources, Ltd. (C)(D)	2,293	$0
Manitok Energy, Inc. (C)(D)	5	0
Paladin Energy, Ltd. (C)	313	1,687
Peninsula Energy, Ltd. (C)	341	116
Sakari Resources, Ltd. (C)(D)(I)	49,809	16,912
Savannah Energy PLC (C)	1,612	117
Swiber Holdings, Ltd. (C)(D)	3,870	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	51	0
Convoy Global Holdings, Ltd. (C)(D)	19,013	0
Good Resources Holdings, Ltd. (C)(D)	8,148	0
TT Hellenic Postbank SA (C)(D)	625	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	55	0
Galapagos NV (C)	53	1,658
NMC Health PLC (C)(D)	321	0
Pihlajalinna OYJ	19	314
Zenith Capital Corp. (C)	160	13
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	36,698	0
Carillion PLC (C)(D)	3,448	0
CW Group Holdings, Ltd. (C)(D)	4,074	0
Gold-Finance Holdings, Ltd. (C)(D)	6,458	0
Hsin Chong Group Holdings, Ltd. (C)(D)	22,212	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	3,833	0
DMX Technologies Group, Ltd. (C)(D)	1,026	0
MH Development, Ltd. (C)(D)	3,742	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	9,744	747
Danakali, Ltd. (C)	514	15
EcoGreen International Group, Ltd. (C)(D)	2,294	0
Firefinch, Ltd. (C)(D)	1,231	24
Fraser Papers Holdings, Inc. (C)(D)	145	0
Hanfeng Evergreen, Inc. (C)(D)	112	0
Midas Holdings, Ltd. (C)(D)	7,515	0
Orbite Technologies, Inc. (C)(D)	3,184	0
Ten Sixty Four, Ltd. (C)(D)	2,348	132
Up Energy Development Group, Ltd. (C)(D)	27,101	0
Victoria Gold Corp. (C)(D)	10	2
Wiluna Mining Corp., Ltd. (C)(D)	302	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	8,196	24,871
Lerthai Group, Ltd. (C)(D)	543	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	41,499	0
Hyflux, Ltd. (C)(D)	1,672	0
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $36,551)		$46,908
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
U.S. Government - 1.1%
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	$3,655,600	$915,744
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	12,732,600	3,353,485
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	10,613,300	2,942,070
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	10,113,300	2,942,847

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,270,476)		$10,154,146
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	1,462	128
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	1,609	4
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	110	43
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	172	125

TOTAL WARRANTS (Cost $177)		$300

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	263	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.9009% (E)(F)	27,975	279,839

TOTAL SHORT-TERM INVESTMENTS (Cost $279,844)		$279,839
Total investments (Cost $752,403,581) - 100.0%		$977,543,760
Other assets and liabilities, net - 0.0%		127,785
TOTAL NET ASSETS - 100.0%		$977,671,545
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.4%
Equity - 65.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,225,901	$88,191,325
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,960,136	30,015,777
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,537,358	92,891,016
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,110,320	54,928,256
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,997,509	22,252,252
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	290,896	23,033,135
Global Equity, Class NAV, JHF II (MIM US) (B)	1,147,417	15,639,289
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,688,583	42,667,817
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,073,412	125,212,512
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,413,663	$27,919,835
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,045,245	32,928,448
Multifactor Emerging Markets ETF, JHETF (DFA)	318,068	10,349,297
Small Cap Core, Class NAV, JHIT (MIM US) (B)	421,543	7,043,989
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	10,962,378	156,433,137
Fixed income - 24.2%
Bond, Class NAV, JHSB (MIM US) (B)	7,177,245	99,117,753
Core Bond, Class NAV, JHF II (Allspring Investments)	6,759,722	75,708,886
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,907,096	31,960,046
Floating Rate Income, Class NAV, JHF II (Bain Capital)	367,502	2,752,587
High Yield, Class NAV, JHBT (MIM US) (B)	7,725,787	23,718,166
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,128,053	29,434,982
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	857,050	8,844,760
Alternative and specialty - 4.1%
Diversified Macro, Class NAV, JHIT (Graham)	1,451,247	12,277,548
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	2,395,125	33,723,361

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $826,368,849)		$1,047,044,174
UNAFFILIATED INVESTMENT COMPANIES - 5.0%
Equity - 5.0%
Fidelity International Index Fund	349,317	21,304,872
Fidelity Mid Cap Index Fund	506,840	18,935,555
Fidelity Small Cap Index Fund	492,451	15,482,675

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $42,444,336)		$55,723,102
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	573	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	9,657	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	4,104	0
Genting Hong Kong, Ltd. (C)(D)	17,133	0
Peace Mark Holdings, Ltd. (C)(D)	5,607	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,773	0
ICA Gruppen AB (C)(D)	463	0
Pacific Andes International Holdings, Ltd. (C)(D)	67,637	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	349	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	17,538	0
Ezion Holdings, Ltd. (C)(D)	35,076	0
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Ezra Holdings, Ltd. (C)(D)	13,675	$0
John Wood Group PLC (C)	953	309
Lightstream Resources, Ltd. (C)(D)	2,367	0
Manitok Energy, Inc. (C)(D)	5	0
Paladin Energy, Ltd. (C)	323	1,740
Peninsula Energy, Ltd. (C)	352	119
Sakari Resources, Ltd. (C)(D)(I)	52,909	17,965
Savannah Energy PLC (C)	1,664	121
Swiber Holdings, Ltd. (C)(D)	3,995	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	52	0
Convoy Global Holdings, Ltd. (C)(D)	19,625	0
Good Resources Holdings, Ltd. (C)(D)	8,411	0
TT Hellenic Postbank SA (C)(D)	646	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	56	0
Galapagos NV (C)	55	1,721
NMC Health PLC (C)(D)	338	0
Pihlajalinna OYJ	20	331
Zenith Capital Corp. (C)	165	13
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	37,879	0
Carillion PLC (C)(D)	3,559	0
CW Group Holdings, Ltd. (C)(D)	4,205	0
Gold-Finance Holdings, Ltd. (C)(D)	6,666	0
Hsin Chong Group Holdings, Ltd. (C)(D)	22,927	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	3,956	0
DMX Technologies Group, Ltd. (C)(D)	1,059	0
MH Development, Ltd. (C)(D)	3,863	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	10,058	771
Danakali, Ltd. (C)	530	15
EcoGreen International Group, Ltd. (C)(D)	2,367	0
Firefinch, Ltd. (C)(D)	1,270	25
Fraser Papers Holdings, Inc. (C)(D)	150	0
Hanfeng Evergreen, Inc. (C)(D)	115	0
Midas Holdings, Ltd. (C)(D)	7,756	0
Orbite Technologies, Inc. (C)(D)	3,286	0
Ten Sixty Four, Ltd. (C)(D)	2,424	136
Up Energy Development Group, Ltd. (C)(D)	27,973	0
Victoria Gold Corp. (C)(D)	10	2
Wiluna Mining Corp., Ltd. (C)(D)	312	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	8,616	26,146
Lerthai Group, Ltd. (C)(D)	561	0
12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	43,631	$0
Hyflux, Ltd. (C)(D)	1,726	0

TOTAL COMMON STOCKS (Cost $38,563)		$49,414
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.6%
U.S. Government - 1.6%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$615,389	604,639
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,210,851	1,209,540
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	785,381	794,740
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	1,141,875	1,172,191
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	4,989,000	1,249,766
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	17,384,900	4,578,797
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	14,490,400	4,016,826
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	13,811,000	4,018,833

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $19,279,683)		$17,645,332
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	1,509	132
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	1,661	4
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	114	45
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	178	130

TOTAL WARRANTS (Cost $182)		$311

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	271	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.9009% (E)(F)	32,303	323,131

TOTAL SHORT-TERM INVESTMENTS (Cost $323,138)		$323,131
Total investments (Cost $888,454,751) - 100.0%		$1,120,785,464
Other assets and liabilities, net - 0.0%		145,582
TOTAL NET ASSETS - 100.0%		$1,120,931,046
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.9%
Equity - 54.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	898,081	$64,607,951
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,924,249	39,791,881
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,612,822	$68,612,707
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,526,565	44,619,132
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,376,773	15,337,255
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	134,462	10,646,676
Global Equity, Class NAV, JHF II (MIM US) (B)	1,510,249	20,584,691
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,198,443	34,889,284
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,041,157	99,951,580
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,049,162	20,720,945
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,529,787	24,629,570
Multifactor Emerging Markets ETF, JHETF (DFA)	219,954	7,156,863
Small Cap Core, Class NAV, JHIT (MIM US) (B)	304,227	5,083,630
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,242,177	131,885,860
Fixed income - 33.1%
Bond, Class NAV, JHSB (MIM US) (B)	7,118,165	98,301,854
Core Bond, Class NAV, JHF II (Allspring Investments)	9,115,526	102,093,890
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,642,391	37,974,758
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,751,214	13,116,595
High Yield, Class NAV, JHBT (MIM US) (B)	9,174,559	28,165,897
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	5,138,431	48,352,636
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,986,639	30,822,120
Alternative and specialty - 5.5%
Diversified Macro, Class NAV, JHIT (Graham)	1,732,015	14,652,850
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	3,165,376	44,568,497

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $819,995,416)		$1,006,567,122
UNAFFILIATED INVESTMENT COMPANIES - 3.8%
Equity - 3.8%
Fidelity International Index Fund	235,576	14,367,753
Fidelity Mid Cap Index Fund	406,414	15,183,626
Fidelity Small Cap Index Fund	383,623	12,061,093

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,304,009)		$41,612,472
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	542	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	9,130	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	3,880	0
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	13

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Consumer discretionary - (continued)
Genting Hong Kong, Ltd. (C)(D)	16,198	$0
Peace Mark Holdings, Ltd. (C)(D)	5,301	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,893	0
ICA Gruppen AB (C)(D)	468	0
Pacific Andes International Holdings, Ltd. (C)(D)	63,946	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	330	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	16,581	0
Ezion Holdings, Ltd. (C)(D)	33,162	0
Ezra Holdings, Ltd. (C)(D)	12,929	0
John Wood Group PLC (C)	901	292
Lightstream Resources, Ltd. (C)(D)	2,237	0
Manitok Energy, Inc. (C)(D)	5	0
Paladin Energy, Ltd. (C)	305	1,643
Peninsula Energy, Ltd. (C)	333	113
Sakari Resources, Ltd. (C)(D)(I)	59,458	20,189
Savannah Energy PLC (C)	1,573	114
Swiber Holdings, Ltd. (C)(D)	3,777	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	50	0
Convoy Global Holdings, Ltd. (C)(D)	18,554	0
Good Resources Holdings, Ltd. (C)(D)	7,952	0
TT Hellenic Postbank SA (C)(D)	610	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	53	0
Galapagos NV (C)	52	1,627
NMC Health PLC (C)(D)	342	0
Pihlajalinna OYJ	19	314
Zenith Capital Corp. (C)	156	12
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	35,812	0
Carillion PLC (C)(D)	3,365	0
CW Group Holdings, Ltd. (C)(D)	3,976	0
Gold-Finance Holdings, Ltd. (C)(D)	6,302	0
Hsin Chong Group Holdings, Ltd. (C)(D)	21,676	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	3,740	0
DMX Technologies Group, Ltd. (C)(D)	1,001	0
MH Development, Ltd. (C)(D)	3,652	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	9,509	729
Danakali, Ltd. (C)	501	14
EcoGreen International Group, Ltd. (C)(D)	2,238	0
Firefinch, Ltd. (C)(D)	1,200	24
Fraser Papers Holdings, Inc. (C)(D)	141	0
Hanfeng Evergreen, Inc. (C)(D)	109	0
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Materials - (continued)
Midas Holdings, Ltd. (C)(D)	7,333	$0
Orbite Technologies, Inc. (C)(D)	3,107	0
Ten Sixty Four, Ltd. (C)(D)	2,292	128
Up Energy Development Group, Ltd. (C)(D)	26,447	0
Victoria Gold Corp. (C)(D)	10	2
Wiluna Mining Corp., Ltd. (C)(D)	295	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	8,712	26,437
Lerthai Group, Ltd. (C)(D)	530	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	44,116	0
Hyflux, Ltd. (C)(D)	1,632	0

TOTAL COMMON STOCKS (Cost $41,187)		$51,638
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.3%
U.S. Government - 3.3%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$3,619,063	3,555,840
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	7,120,446	7,112,742
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	4,616,484	4,671,497
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	6,712,230	6,890,435
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	4,615,300	1,156,153
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	16,076,400	4,234,167
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	13,401,200	3,714,893
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	12,772,200	3,716,555

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $36,254,140)		$35,052,282
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	1,426	125
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	1,570	4
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	109	43
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	168	122

TOTAL WARRANTS (Cost $172)		$294

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	256	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.9009% (E)(F)	17,638	176,438

TOTAL SHORT-TERM INVESTMENTS (Cost $176,440)		$176,438
Total investments (Cost $886,771,364) - 100.0%		$1,083,460,246
Other assets and liabilities, net - 0.0%		188,362
TOTAL NET ASSETS - 100.0%		$1,083,648,608
14	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.5%
Equity - 41.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	348,270	$25,054,563
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,985,235	30,270,280
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,002,230	26,318,556
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,299,949	22,957,096
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	524,681	5,844,949
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	49,481	3,917,887
Global Equity, Class NAV, JHF II (MIM US) (B)	1,142,052	15,566,164
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,157,892	18,375,741
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,023,253	50,009,039
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	480,768	9,495,170
Mid Value, Class NAV, JHF II (T. Rowe Price)	689,072	11,094,052
Multifactor Emerging Markets ETF, JHETF (DFA)	106,421	3,462,727
Small Cap Core, Class NAV, JHIT (MIM US) (B)	205,141	3,427,903
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,581,156	65,373,100
Fixed income - 43.4%
Bond, Class NAV, JHSB (MIM US) (B)	5,899,003	81,465,236
Core Bond, Class NAV, JHF II (Allspring Investments)	7,157,880	80,168,259
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,701,207	30,275,870
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,867,031	13,984,065
High Yield, Class NAV, JHBT (MIM US) (B)	7,303,119	22,420,576
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,633,594	43,602,117
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,048,005	31,455,415
Alternative and specialty - 6.5%
Diversified Macro, Class NAV, JHIT (Graham)	1,116,316	9,444,036
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	2,544,144	35,821,544

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $545,366,711)		$639,804,345
UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 3.3%
Fidelity International Index Fund	165,677	10,104,669
Fidelity Mid Cap Index Fund	215,639	8,056,255
Fidelity Small Cap Index Fund	147,006	4,621,856

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $17,509,089)		$22,782,780
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	294	$0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	4,955	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	2,106	0
Genting Hong Kong, Ltd. (C)(D)	8,791	0
Peace Mark Holdings, Ltd. (C)(D)	2,877	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,029	0
ICA Gruppen AB (C)(D)	345	0
Pacific Andes International Holdings, Ltd. (C)(D)	34,707	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	179	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	8,999	0
Ezion Holdings, Ltd. (C)(D)	17,999	0
Ezra Holdings, Ltd. (C)(D)	7,017	0
John Wood Group PLC (C)	489	159
Lightstream Resources, Ltd. (C)(D)	1,214	0
Manitok Energy, Inc. (C)(D)	3	0
Paladin Energy, Ltd. (C)	166	894
Peninsula Energy, Ltd. (C)	181	61
Sakari Resources, Ltd. (C)(D)(I)	43,019	14,607
Savannah Energy PLC (C)	854	62
Swiber Holdings, Ltd. (C)(D)	2,050	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	27	0
Convoy Global Holdings, Ltd. (C)(D)	10,070	0
Good Resources Holdings, Ltd. (C)(D)	4,316	0
TT Hellenic Postbank SA (C)(D)	331	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	29	0
Galapagos NV (C)	28	876
NMC Health PLC (C)(D)	252	0
Pihlajalinna OYJ	10	165
Zenith Capital Corp. (C)	85	7
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	19,437	0
Carillion PLC (C)(D)	1,826	0
CW Group Holdings, Ltd. (C)(D)	2,158	0
Gold-Finance Holdings, Ltd. (C)(D)	3,421	0
Hsin Chong Group Holdings, Ltd. (C)(D)	11,765	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	2,030	0
DMX Technologies Group, Ltd. (C)(D)	543	0
MH Development, Ltd. (C)(D)	1,982	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	5,161	396
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	15

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Materials - (continued)
Danakali, Ltd. (C)	272	$8
EcoGreen International Group, Ltd. (C)(D)	1,215	0
Firefinch, Ltd. (C)(D)	652	13
Fraser Papers Holdings, Inc. (C)(D)	77	0
Hanfeng Evergreen, Inc. (C)(D)	59	0
Midas Holdings, Ltd. (C)(D)	3,980	0
Orbite Technologies, Inc. (C)(D)	1,686	0
Ten Sixty Four, Ltd. (C)(D)	1,244	70
Up Energy Development Group, Ltd. (C)(D)	14,354	0
Victoria Gold Corp. (C)(D)	5	1
Wiluna Mining Corp., Ltd. (C)(D)	160	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	6,421	19,483
Lerthai Group, Ltd. (C)(D)	288	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	32,516	0
Hyflux, Ltd. (C)(D)	885	0

TOTAL COMMON STOCKS (Cost $29,062)		$36,802
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.6%
U.S. Government - 4.6%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$4,207,076	4,133,581
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	8,279,216	8,270,258
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	5,368,809	5,432,787
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	7,805,175	8,012,397
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	2,376,100	595,223
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	8,276,300	2,179,794
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	6,898,200	1,912,222
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	6,572,400	1,912,489

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $32,880,362)		$32,448,751
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	774	68
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	852	2
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	64	25
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	91	66

TOTAL WARRANTS (Cost $93)		$161

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	139	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 3.9009% (E)(F)	397,254	3,973,773
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $3,973,888)	$3,973,773
Total investments (Cost $599,759,205) - 100.0%	$699,046,612
Other assets and liabilities, net - 0.0%	166,839
TOTAL NET ASSETS - 100.0%	$699,213,451
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.8%
Equity - 35.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	84,796	$6,100,226
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,530,498	15,519,245
Disciplined Value, Class NAV, JHF III (Boston Partners)	246,459	6,472,022
Disciplined Value International, Class NAV, JHIT (Boston Partners)	610,620	10,783,552
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	122,137	1,360,605
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	51,858	4,106,154
Global Equity, Class NAV, JHF II (MIM US) (B)	585,060	7,974,365
International Dynamic Growth, Class NAV, JHIT (Axiom)	556,450	8,830,860
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,735,919	21,577,475
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	171,473	3,386,593
Mid Value, Class NAV, JHF II (T. Rowe Price)	248,586	4,002,236
Small Cap Core, Class NAV, JHIT (MIM US) (B)	100,523	1,679,742
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,365,787	33,759,773
Fixed income - 48.8%
Bond, Class NAV, JHSB (MIM US) (B)	3,166,791	43,733,378
Core Bond, Class NAV, JHF II (Allspring Investments)	3,999,051	44,789,369
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,001,607	16,373,146
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,322,652	9,906,662
High Yield, Class NAV, JHBT (MIM US) (B)	3,952,991	12,135,681
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,033,000	28,540,529
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,619,834	16,716,682
Alternative and specialty - 6.5%
Diversified Macro, Class NAV, JHIT (Graham)	566,556	4,793,068
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	1,300,456	18,310,416

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $281,005,165)		$320,851,779
16	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 3.1%
Equity - 3.1%
Fidelity International Index Fund	102,405	$6,245,667
Fidelity Mid Cap Index Fund	90,588	3,384,356
Fidelity Small Cap Index Fund	34,614	1,088,267

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $8,530,052)		$10,718,290
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	115	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	1,935	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	822	0
Genting Hong Kong, Ltd. (C)(D)	3,433	0
Peace Mark Holdings, Ltd. (C)(D)	1,123	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,589	0
ICA Gruppen AB (C)(D)	154	0
Pacific Andes International Holdings, Ltd. (C)(D)	13,551	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	70	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	3,514	0
Ezion Holdings, Ltd. (C)(D)	7,028	0
Ezra Holdings, Ltd. (C)(D)	2,740	0
John Wood Group PLC (C)	191	62
Lightstream Resources, Ltd. (C)(D)	474	0
Manitok Energy, Inc. (C)(D)	1	0
Paladin Energy, Ltd. (C)	65	350
Peninsula Energy, Ltd. (C)	71	24
Sakari Resources, Ltd. (C)(D)(I)	19,966	6,779
Savannah Energy PLC (C)	333	24
Swiber Holdings, Ltd. (C)(D)	800	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	11	0
Convoy Global Holdings, Ltd. (C)(D)	3,932	0
Good Resources Holdings, Ltd. (C)(D)	1,685	0
TT Hellenic Postbank SA (C)(D)	129	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	11	0
Galapagos NV (C)	11	344
NMC Health PLC (C)(D)	113	0
Pihlajalinna OYJ	4	66
Zenith Capital Corp. (C)	33	3
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	7,589	0
Carillion PLC (C)(D)	713	0
CW Group Holdings, Ltd. (C)(D)	843	0
Gold-Finance Holdings, Ltd. (C)(D)	1,336	0
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Industrials - (continued)
Hsin Chong Group Holdings, Ltd. (C)(D)	4,593	$0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	793	0
DMX Technologies Group, Ltd. (C)(D)	212	0
MH Development, Ltd. (C)(D)	774	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	2,015	154
Danakali, Ltd. (C)	106	3
EcoGreen International Group, Ltd. (C)(D)	474	0
Firefinch, Ltd. (C)(D)	254	5
Fraser Papers Holdings, Inc. (C)(D)	30	0
Hanfeng Evergreen, Inc. (C)(D)	23	0
Midas Holdings, Ltd. (C)(D)	1,554	0
Orbite Technologies, Inc. (C)(D)	658	0
Ten Sixty Four, Ltd. (C)(D)	486	27
Up Energy Development Group, Ltd. (C)(D)	5,605	0
Victoria Gold Corp. (C)(D)	2	0
Wiluna Mining Corp., Ltd. (C)(D)	62	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	2,869	8,704
Lerthai Group, Ltd. (C)(D)	112	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	14,534	0
Hyflux, Ltd. (C)(D)	346	0

TOTAL COMMON STOCKS (Cost $13,153)		$16,545
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.1%
U.S. Government - 6.1%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$3,083,387	3,029,522
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	6,067,354	6,060,789
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	3,934,556	3,981,442
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	5,719,770	5,871,626
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	884,600	221,596
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	3,083,000	811,994
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	2,569,700	712,336
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	2,448,100	712,367

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $21,428,987)		$21,401,672
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	302	26
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	333	1
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	32	13
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	36	26

TOTAL WARRANTS (Cost $38)		$66
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	17

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	54	$0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.9009% (E)(F)	16,543	165,478

TOTAL SHORT-TERM INVESTMENTS (Cost $165,480)		$165,478
Total investments (Cost $311,142,875) - 100.0%		$353,153,830
Other assets and liabilities, net - 0.0%		98,230
TOTAL NET ASSETS - 100.0%		$353,252,060
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.2%
Equity - 29.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	35,407	$2,547,173
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	681,520	6,910,613
Disciplined Value, Class NAV, JHF III (Boston Partners)	100,950	2,650,947
Disciplined Value International, Class NAV, JHIT (Boston Partners)	233,842	4,129,653
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	16,487	1,305,404
Global Equity, Class NAV, JHF II (MIM US) (B)	258,997	3,530,125
International Dynamic Growth, Class NAV, JHIT (Axiom)	210,927	3,347,409
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	726,099	9,025,416
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	44,374	876,395
Mid Value, Class NAV, JHF II (T. Rowe Price)	63,638	1,024,568
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	775,353	11,064,294
Fixed income - 54.3%
Bond, Class NAV, JHSB (MIM US) (B)	1,551,503	21,426,250
Core Bond, Class NAV, JHF II (Allspring Investments)	1,908,209	21,371,946
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	954,010	7,803,801
Floating Rate Income, Class NAV, JHF II (Bain Capital)	766,244	5,739,169
High Yield, Class NAV, JHBT (MIM US) (B)	1,880,820	5,774,118
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,652,237	15,547,554
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	767,315	7,918,694
Alternative and specialty - 6.5%
Diversified Macro, Class NAV, JHIT (Graham)	246,622	2,086,423
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	576,657	$8,119,331

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $128,085,947)		$142,199,283
UNAFFILIATED INVESTMENT COMPANIES - 2.4%
Equity - 2.4%
Fidelity International Index Fund	31,094	1,896,414
Fidelity Mid Cap Index Fund	31,594	1,180,360
Fidelity Small Cap Index Fund	24,969	785,035

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,918,349)		$3,861,809
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	32	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	539	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	229	0
Genting Hong Kong, Ltd. (C)(D)	955	0
Peace Mark Holdings, Ltd. (C)(D)	313	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,099	0
ICA Gruppen AB (C)(D)	47	0
Pacific Andes International Holdings, Ltd. (C)(D)	3,772	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	19	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	978	0
Ezion Holdings, Ltd. (C)(D)	1,956	0
Ezra Holdings, Ltd. (C)(D)	763	0
John Wood Group PLC (C)	53	17
Lightstream Resources, Ltd. (C)(D)	132	0
Paladin Energy, Ltd. (C)	18	97
Peninsula Energy, Ltd. (C)	20	7
Sakari Resources, Ltd. (C)(D)(I)	5,942	2,018
Savannah Energy PLC (C)	93	7
Swiber Holdings, Ltd. (C)(D)	223	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	3	0
Convoy Global Holdings, Ltd. (C)(D)	1,094	0
Good Resources Holdings, Ltd. (C)(D)	469	0
TT Hellenic Postbank SA (C)(D)	36	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	3	0
Galapagos NV (C)	3	94
NMC Health PLC (C)(D)	34	0
Pihlajalinna OYJ	1	17
Zenith Capital Corp. (C)	9	1
18	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	2,112	$0
Carillion PLC (C)(D)	198	0
CW Group Holdings, Ltd. (C)(D)	235	0
Gold-Finance Holdings, Ltd. (C)(D)	372	0
Hsin Chong Group Holdings, Ltd. (C)(D)	1,279	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	221	0
DMX Technologies Group, Ltd. (C)(D)	59	0
MH Development, Ltd. (C)(D)	215	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	561	43
Danakali, Ltd. (C)	30	1
EcoGreen International Group, Ltd. (C)(D)	132	0
Firefinch, Ltd. (C)(D)	71	1
Fraser Papers Holdings, Inc. (C)(D)	8	0
Hanfeng Evergreen, Inc. (C)(D)	6	0
Midas Holdings, Ltd. (C)(D)	433	0
Orbite Technologies, Inc. (C)(D)	183	0
Ten Sixty Four, Ltd. (C)(D)	135	8
Up Energy Development Group, Ltd. (C)(D)	1,560	0
Victoria Gold Corp. (C)(D)	1	0
Wiluna Mining Corp., Ltd. (C)(D)	17	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	877	2,660
Lerthai Group, Ltd. (C)(D)	31	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	4,452	0
Hyflux, Ltd. (C)(D)	96	0

TOTAL COMMON STOCKS (Cost $3,928)		$4,971
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.3%
U.S. Government - 7.3%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$1,759,898	1,729,153
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	3,462,775	3,459,028
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	2,245,548	2,272,307
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	3,264,450	3,351,119
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	240,100	60,146
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	835,900	220,158
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	696,800	193,157
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	663,900	193,187

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,423,144)		$11,478,255
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	84	7
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	93	$0
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	10	7

TOTAL WARRANTS (Cost $9)		$14

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	15	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.9009% (E)(F)	12,187	121,907

TOTAL SHORT-TERM INVESTMENTS (Cost $121,909)		$121,907
Total investments (Cost $142,553,286) - 100.0%		$157,666,239
Other assets and liabilities, net - 0.0%		52,102
TOTAL NET ASSETS - 100.0%		$157,718,341
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 11-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.7%
Equity - 22.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	10,820	$778,410
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	455,911	4,622,934
Disciplined Value, Class NAV, JHF III (Boston Partners)	30,810	809,070
Disciplined Value International, Class NAV, JHIT (Boston Partners)	138,369	2,443,600
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	9,798	775,837
Global Equity, Class NAV, JHF II (MIM US) (B)	172,237	2,347,593
International Dynamic Growth, Class NAV, JHIT (Axiom)	128,070	2,032,469
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	390,690	4,856,279
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	377,720	5,390,066
Fixed income - 59.2%
Bond, Class NAV, JHSB (MIM US) (B)	1,053,776	14,552,642
Core Bond, Class NAV, JHF II (Allspring Investments)	1,357,377	15,202,620
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	668,135	5,465,345
Floating Rate Income, Class NAV, JHF II (Bain Capital)	621,010	4,651,365
High Yield, Class NAV, JHBT (MIM US) (B)	1,317,222	4,043,870
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,345,452	12,660,705
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	534,813	5,519,268
Alternative and specialty - 6.6%
Diversified Macro, Class NAV, JHIT (Graham)	169,221	1,431,607
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	19

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	386,011	$5,435,033

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $84,035,315)		$93,018,713
UNAFFILIATED INVESTMENT COMPANIES - 2.4%
Equity - 2.4%
Fidelity International Index Fund	21,039	1,283,142
Fidelity Mid Cap Index Fund	17,606	657,754
Fidelity Small Cap Index Fund	16,756	526,796

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,914,354)		$2,467,692
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	23	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	395	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	168	0
Genting Hong Kong, Ltd. (C)(D)	701	0
Peace Mark Holdings, Ltd. (C)(D)	230	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	648	0
ICA Gruppen AB (C)(D)	28	0
Pacific Andes International Holdings, Ltd. (C)(D)	2,769	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	14	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	718	0
Ezion Holdings, Ltd. (C)(D)	1,436	0
Ezra Holdings, Ltd. (C)(D)	560	0
John Wood Group PLC (C)	39	13
Lightstream Resources, Ltd. (C)(D)	97	0
Paladin Energy, Ltd. (C)	13	70
Peninsula Energy, Ltd. (C)	14	5
Sakari Resources, Ltd. (C)(D)(I)	2,849	967
Savannah Energy PLC (C)	68	5
Swiber Holdings, Ltd. (C)(D)	164	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	2	0
Convoy Global Holdings, Ltd. (C)(D)	803	0
Good Resources Holdings, Ltd. (C)(D)	344	0
TT Hellenic Postbank SA (C)(D)	26	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	2	0
Galapagos NV (C)	2	63
NMC Health PLC (C)(D)	20	0
Pihlajalinna OYJ	1	17
Zenith Capital Corp. (C)	7	1
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	1,551	$0
Carillion PLC (C)(D)	146	0
CW Group Holdings, Ltd. (C)(D)	172	0
Gold-Finance Holdings, Ltd. (C)(D)	273	0
Hsin Chong Group Holdings, Ltd. (C)(D)	939	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	162	0
DMX Technologies Group, Ltd. (C)(D)	43	0
MH Development, Ltd. (C)(D)	158	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	412	32
Danakali, Ltd. (C)	22	1
EcoGreen International Group, Ltd. (C)(D)	97	0
Firefinch, Ltd. (C)(D)	52	1
Fraser Papers Holdings, Inc. (C)(D)	6	0
Hanfeng Evergreen, Inc. (C)(D)	5	0
Midas Holdings, Ltd. (C)(D)	318	0
Orbite Technologies, Inc. (C)(D)	135	0
Ten Sixty Four, Ltd. (C)(D)	99	6
Up Energy Development Group, Ltd. (C)(D)	1,145	0
Victoria Gold Corp. (C)(D)	1	0
Wiluna Mining Corp., Ltd. (C)(D)	13	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	516	1,567
Lerthai Group, Ltd. (C)(D)	23	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	2,622	0
Hyflux, Ltd. (C)(D)	70	0

TOTAL COMMON STOCKS (Cost $2,078)		$2,748
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.9%
U.S. Government - 8.9%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$1,488,091	1,462,095
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,928,216	2,925,048
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	1,898,769	1,921,395
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,760,345	2,833,630
U.S. Treasury STRIPS, PO, 4.741%, 05/15/2055	69,900	17,510
U.S. Treasury STRIPS, PO, 4.772%, 02/15/2054	242,600	63,895
U.S. Treasury STRIPS, PO, 4.802%, 11/15/2052	202,800	56,217
U.S. Treasury STRIPS, PO, 4.847%, 08/15/2051	192,600	56,044

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $9,239,652)		$9,335,834
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (C)	62	5
20	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (C)	68	$0
Webuild SpA (Expiration Date: 8-2-30) (C)(H)	7	5

TOTAL WARRANTS (Cost $7)		$10

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	11	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.9009% (E)(F)	3,796	37,974

TOTAL SHORT-TERM INVESTMENTS (Cost $37,974)		$37,974
Total investments (Cost $95,229,380) - 100.0%		$104,862,971
Other assets and liabilities, net - 0.0%		28,404
TOTAL NET ASSETS - 100.0%		$104,891,375
Percentages are based upon net assets.
Currency Abbreviations
HKD	Hong Kong Dollar
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 11-30-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Strike price and/or expiration date not available.
(I)	Restricted security as to resale, excluding 144A securities.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	21

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2070 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,653,220	$1,653,220	—	—
Unaffiliated investment companies	107,409	107,409	—	—
U.S. Government and Agency obligations	9,072	—	$9,072	—
Short-term investments	68,295	68,295	—	—
Total investments in securities	$1,837,996	$1,828,924	$9,072	—

Multimanager 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$134,685,924	$134,685,924	—	—
Unaffiliated investment companies	8,798,594	8,798,594	—	—
Common stocks	1,312	216	$324	$772
U.S. Government and Agency obligations	828,815	—	828,815	—
Warrants	38	17	21	—
Rights	—	—	—	—
Short-term investments	99,082	99,082	—	—
Total investments in securities	$144,413,765	$143,583,833	$829,160	$772

22	|

	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$326,257,614	$326,257,614	—	—
Unaffiliated investment companies	21,262,046	21,262,046	—	—
Common stocks	8,533	555	$814	$7,164
U.S. Government and Agency obligations	2,069,116	—	2,069,116	—
Warrants	98	43	55	—
Rights	—	—	—	—
Short-term investments	66,662	66,662	—	—
Total investments in securities	$349,664,069	$347,586,920	$2,069,985	$7,164

Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$437,176,616	$437,176,616	—	—
Unaffiliated investment companies	28,617,837	28,617,837	—	—
Common stocks	15,422	754	$1,151	$13,517
U.S. Government and Agency obligations	2,762,553	—	2,762,553	—
Warrants	135	59	76	—
Rights	—	—	—	—
Short-term investments	135,920	135,920	—	—
Total investments in securities	$468,708,483	$465,931,186	$2,763,780	$13,517

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$621,376,794	$621,376,794	—	—
Unaffiliated investment companies	40,457,693	40,457,693	—	—
Common stocks	26,692	1,110	$1,678	$23,904
U.S. Government and Agency obligations	3,946,694	—	3,946,694	—
Warrants	198	87	111	—
Rights	—	—	—	—
Short-term investments	692,634	692,634	—	—
Total investments in securities	$666,500,705	$662,528,318	$3,948,483	$23,904

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$904,395,587	$904,395,587	—	—
Unaffiliated investment companies	55,384,990	55,384,990	—	—
Common stocks	44,685	1,617	$2,446	$40,622
U.S. Government and Agency obligations	7,769,450	—	7,769,450	—
Warrants	287	126	161	—
Rights	—	—	—	—
Short-term investments	855,296	855,296	—	—
Total investments in securities	$968,450,295	$960,637,616	$7,772,057	$40,622

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
|	23

	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2040 Lifetime Portfolio (continued)
Affiliated investment companies	$914,491,469	$914,491,469	—	—
Unaffiliated investment companies	52,571,098	52,571,098	—	—
Common stocks	46,908	1,687	$2,533	$42,688
U.S. Government and Agency obligations	10,154,146	—	10,154,146	—
Warrants	300	132	168	—
Rights	—	—	—	—
Short-term investments	279,839	279,839	—	—
Total investments in securities	$977,543,760	$967,344,225	$10,156,847	$42,688

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,047,044,174	$1,047,044,174	—	—
Unaffiliated investment companies	55,723,102	55,723,102	—	—
Common stocks	49,414	1,740	$2,629	$45,045
U.S. Government and Agency obligations	17,645,332	—	17,645,332	—
Warrants	311	136	175	—
Rights	—	—	—	—
Short-term investments	323,131	323,131	—	—
Total investments in securities	$1,120,785,464	$1,103,092,283	$17,648,136	$45,045

Multimanager 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,006,567,122	$1,006,567,122	—	—
Unaffiliated investment companies	41,612,472	41,612,472	—	—
Common stocks	51,638	1,643	$2,486	$47,509
U.S. Government and Agency obligations	35,052,282	—	35,052,282	—
Warrants	294	129	165	—
Rights	—	—	—	—
Short-term investments	176,438	176,438	—	—
Total investments in securities	$1,083,460,246	$1,048,357,804	$35,054,933	$47,509

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$639,804,345	$639,804,345	—	—
Unaffiliated investment companies	22,782,780	22,782,780	—	—
Common stocks	36,802	894	$1,338	$34,570
U.S. Government and Agency obligations	32,448,751	—	32,448,751	—
Warrants	161	70	91	—
Rights	—	—	—	—
Short-term investments	3,973,773	3,973,773	—	—
Total investments in securities	$699,046,612	$666,561,862	$32,450,180	$34,570

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
24	|

	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2020 Lifetime Portfolio (continued)
Affiliated investment companies	$320,851,779	$320,851,779	—	—
Unaffiliated investment companies	10,718,290	10,718,290	—	—
Common stocks	16,545	350	$526	$15,669
U.S. Government and Agency obligations	21,401,672	—	21,401,672	—
Warrants	66	27	39	—
Rights	—	—	—	—
Short-term investments	165,478	165,478	—	—
Total investments in securities	$353,153,830	$331,735,924	$21,402,237	$15,669

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$142,199,283	$142,199,283	—	—
Unaffiliated investment companies	3,861,809	3,861,809	—	—
Common stocks	4,971	97	$144	$4,730
U.S. Government and Agency obligations	11,478,255	—	11,478,255	—
Warrants	14	7	7	—
Rights	—	—	—	—
Short-term investments	121,907	121,907	—	—
Total investments in securities	$157,666,239	$146,183,103	$11,478,406	$4,730

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$93,018,713	$93,018,713	—	—
Unaffiliated investment companies	2,467,692	2,467,692	—	—
Common stocks	2,748	70	$105	$2,573
U.S. Government and Agency obligations	9,335,834	—	9,335,834	—
Warrants	10	5	5	—
Rights	—	—	—	—
Short-term investments	37,974	37,974	—	—
Total investments in securities	$104,862,971	$95,524,454	$9,335,944	$2,573
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2070 Lifetime Portfolio
Blue Chip Growth	2,753	$74,251	$139,569	$(21,886)	$(287)	$6,429	—	—	$198,076
Capital Appreciation Value	5,159	19,636	37,173	(5,487)	(22)	1,011	—	—	52,311
Disciplined Value	7,851	77,327	144,387	(21,886)	155	6,179	—	—	206,162
Disciplined Value International	5,833	38,614	71,391	(10,721)	(83)	3,809	—	—	103,010
|	25

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Diversified Macro	1,216	$6,552	$4,620	$(748)	—	$(140)	—	—	$10,284
Emerging Markets Debt	1,201	3,595	7,281	(1,217)	$(3)	172	$95	—	9,828
Emerging Markets Equity	6,458	26,968	51,988	(8,105)	(49)	1,141	—	—	71,943
Fundamental Large Cap Core	944	28,024	52,721	(8,147)	(6)	2,151	—	—	74,743
High Yield	2,371	2,666	5,520	(897)	(3)	(6)	79	—	7,280
International Dynamic Growth	5,149	30,631	59,347	(9,309)	(190)	1,234	—	—	81,713
International Strategic Equity Allocation	21,555	100,435	188,563	(29,025)	(157)	8,110	—	—	267,926
John Hancock Collateral Trust	6,827	61,246	52,668	(45,978)	10	349	574	—	68,295
Mid Cap Growth	3,806	28,303	55,195	(8,924)	(27)	630	—	—	75,177
Mid Value	5,481	33,193	62,266	(9,124)	20	1,894	—	—	88,249
Multifactor Emerging Markets ETF	1,006	12,350	22,957	(3,804)	(3)	1,233	—	—	32,733
Short Duration Bond	3,923	11,864	29,006	(3,910)	—	(47)	280	—	36,913
Small Cap Core	1,551	9,838	18,622	(2,833)	(9)	307	—	—	25,925
U.S. Sector Rotation	21,790	116,561	216,188	(33,493)	(143)	11,834	—	—	310,947
					$(797)	$46,290	$1,028	—	$1,721,515
Multimanager 2065 Lifetime Portfolio
Blue Chip Growth	224,245	$15,018,757	$770,230	$(486,504)	$77,991	$751,712	—	—	$16,132,186
Capital Appreciation Value	418,875	3,958,331	300,568	(133,889)	(6,743)	129,125	—	—	4,247,392
Disciplined Value	642,280	15,763,561	731,757	(394,079)	2,923	762,101	—	—	16,866,263
Disciplined Value International	473,918	7,783,736	314,536	(255,268)	17,848	508,541	—	—	8,369,393
Diversified Macro	121,296	1,337,076	—	(305,880)	(50,235)	45,201	—	—	1,026,162
Emerging Markets Debt	95,305	726,429	88,852	(54,423)	2,176	16,564	$11,359	—	779,598
Emerging Markets Equity	524,362	5,436,194	341,074	(256,863)	35,156	285,826	—	—	5,841,387
Fundamental Large Cap Core	76,645	5,668,887	248,755	(111,649)	(229)	262,967	—	—	6,068,731
High Yield	188,104	540,576	68,432	(29,416)	(14)	(2,098)	9,424	—	577,480
International Dynamic Growth	418,801	6,174,491	456,172	(277,948)	55,725	237,938	—	—	6,646,378
26	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	1,750,143	$20,245,271	$914,515	$(568,406)	$86,399	$1,076,497	—	—	$21,754,276
John Hancock Collateral Trust	9,905	5,027	156,967	(62,974)	24	38	$58	—	99,082
Mid Cap Growth	311,577	5,791,861	456,323	(140,671)	24,973	21,163	—	—	6,153,649
Mid Value	449,908	6,808,734	561,009	(274,774)	(40,213)	188,765	—	—	7,243,521
Multifactor Emerging Markets ETF	82,071	2,492,271	127,657	(163,356)	7,325	206,529	—	—	2,670,426
Short Duration Bond	311,170	2,397,013	687,227	(150,253)	78	(5,952)	32,863	—	2,928,113
Small Cap Core	127,685	2,006,829	266,431	(127,344)	(7,050)	(5,256)	—	—	2,133,610
U.S. Sector Rotation	1,769,261	23,588,093	458,530	(290,960)	38,565	1,453,131	—	—	25,247,359
					$244,699	$5,932,792	$53,704	—	$134,785,006
Multimanager 2060 Lifetime Portfolio
Blue Chip Growth	543,270	$37,739,634	$321,847	$(1,017,762)	$221,026	$1,818,127	—	—	$39,082,872
Capital Appreciation Value	1,008,938	9,989,880	339,852	(404,176)	(36,167)	341,238	—	—	10,230,627
Disciplined Value	1,562,422	39,415,391	769,053	(1,046,259)	80,005	1,811,005	—	—	41,029,195
Disciplined Value International	1,142,501	19,593,530	113,821	(839,334)	88,479	1,220,069	—	—	20,176,565
Diversified Macro	295,364	3,362,886	—	(852,131)	(142,728)	130,752	—	—	2,498,779
Emerging Markets Debt	228,914	1,830,993	138,036	(142,742)	8,112	38,121	$27,973	—	1,872,520
Emerging Markets Equity	1,261,663	13,650,220	437,246	(839,565)	128,285	678,739	—	—	14,054,925
Fundamental Large Cap Core	187,030	14,257,510	186,143	(284,635)	5,646	644,389	—	—	14,809,053
High Yield	451,302	1,358,376	103,279	(71,055)	177	(5,278)	23,172	—	1,385,499
International Dynamic Growth	1,011,695	15,559,991	560,719	(803,364)	181,726	556,534	—	—	16,055,606
International Strategic Equity Allocation	4,217,406	51,170,667	413,569	(2,062,931)	342,443	2,558,614	—	—	52,422,362
John Hancock Collateral Trust	6,664	9,066	178,550	(120,956)	3	(1)	70	—	66,662
Mid Cap Growth	756,860	14,372,843	614,373	(147,975)	26,169	82,581	—	—	14,947,991
Mid Value	1,090,864	16,872,114	754,789	(425,466)	(33,554)	395,035	—	—	17,562,918
Multifactor Emerging Markets ETF	198,761	6,289,894	149,535	(506,064)	59,648	474,272	—	—	6,467,285
|	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Bond	745,623	$6,042,749	$1,382,777	$(395,233)	$(561)	$(13,423)	$80,557	—	$7,016,309
Small Cap Core	308,764	4,956,504	427,718	(191,523)	(13,117)	(20,142)	—	—	5,159,440
U.S. Sector Rotation	4,308,736	59,218,352	184,863	(1,615,953)	214,576	3,483,830	—	—	61,485,668
					$1,130,168	$14,194,462	$131,772	—	$326,324,276
Multimanager 2055 Lifetime Portfolio
Blue Chip Growth	722,891	$50,593,269	$435,346	$(1,758,338)	$412,669	$2,321,812	—	—	$52,004,758
Capital Appreciation Value	1,344,836	13,408,265	366,571	(544,887)	(49,328)	456,019	—	—	13,636,640
Disciplined Value	2,095,843	52,893,559	643,792	(1,030,685)	109,252	2,420,917	—	—	55,036,835
Disciplined Value International	1,541,426	26,297,564	281,523	(1,117,028)	153,873	1,605,659	—	—	27,221,591
Diversified Macro	396,083	4,534,518	—	(1,174,936)	(190,227)	181,507	—	—	3,350,862
Emerging Markets Debt	303,921	2,459,487	136,762	(171,935)	9,353	52,405	$37,374	—	2,486,072
Emerging Markets Equity	1,676,681	18,284,341	437,449	(1,120,178)	173,003	903,611	—	—	18,678,226
Fundamental Large Cap Core	250,704	19,176,201	237,187	(433,469)	16,111	854,714	—	—	19,850,744
High Yield	599,848	1,821,022	102,663	(75,451)	272	(6,971)	30,934	—	1,841,535
International Dynamic Growth	1,346,190	20,899,662	768,227	(1,290,498)	289,166	697,480	—	—	21,364,037
International Strategic Equity Allocation	5,676,495	68,639,090	310,040	(2,284,422)	378,313	3,515,812	—	—	70,558,833
John Hancock Collateral Trust	13,588	1,735	224,445	(90,256)	—	(4)	114	—	135,920
Mid Cap Growth	1,014,741	19,287,664	925,293	(323,830)	58,335	93,664	—	—	20,041,126
Mid Value	1,469,587	22,641,566	985,745	(461,031)	(25,176)	519,243	—	—	23,660,347
Multifactor Emerging Markets ETF	263,425	8,437,813	106,763	(686,536)	78,727	634,556	—	—	8,571,323
Short Duration Bond	992,296	8,096,245	1,610,594	(351,060)	(1,064)	(17,213)	107,508	—	9,337,502
Small Cap Core	414,770	6,651,389	512,129	(192,235)	(10,334)	(30,145)	—	—	6,930,804
U.S. Sector Rotation	5,788,744	79,642,152	—	(1,999,443)	288,911	4,673,761	—	—	82,605,381
					$1,691,856	$18,876,827	$175,930	—	$437,312,536
Multimanager 2050 Lifetime Portfolio
Blue Chip Growth	1,036,396	$72,123,544	$246,339	$(1,690,466)	$351,978	$3,526,924	—	—	$74,558,319
28	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	1,918,402	$19,049,371	$560,445	$(741,420)	$(60,876)	$645,079	—	—	$19,452,599
Disciplined Value	2,970,027	75,949,931	515,059	(2,084,118)	234,100	3,377,935	—	—	77,992,907
Disciplined Value International	2,188,555	37,729,450	34,956	(1,624,292)	278,205	2,231,560	—	—	38,649,879
Diversified Macro	565,010	6,354,720	—	(1,556,222)	(257,735)	239,225	—	—	4,779,988
Emerging Markets Debt	434,774	3,507,577	201,616	(240,404)	12,826	74,837	$53,255	—	3,556,452
Emerging Markets Equity	2,395,996	26,151,333	469,567	(1,461,535)	229,945	1,302,088	—	—	26,691,398
Fundamental Large Cap Core	355,280	27,582,574	—	(693,250)	19,990	1,221,793	—	—	28,131,107
High Yield	857,152	2,601,526	162,229	(122,702)	794	(10,389)	44,127	—	2,631,458
International Dynamic Growth	1,927,384	29,649,697	657,845	(1,109,215)	243,153	1,146,104	—	—	30,587,584
International Strategic Equity Allocation	8,062,066	98,637,909	—	(4,009,617)	776,432	4,806,751	—	—	100,211,475
John Hancock Collateral Trust	69,242	1,188	844,484	(153,030)	6	(14)	409	—	692,634
Mid Cap Growth	1,433,014	27,702,807	541,278	(151,605)	22,499	187,044	—	—	28,302,023
Mid Value	2,064,453	32,520,659	1,049,668	(1,020,174)	27,629	659,917	—	—	33,237,699
Multifactor Emerging Markets ETF	377,464	12,102,017	166,310	(1,009,736)	125,623	897,710	—	—	12,281,924
Short Duration Bond	1,417,705	11,575,253	1,984,300	(193,503)	(90)	(25,352)	150,650	—	13,340,608
Small Cap Core	580,544	9,552,715	492,868	(277,396)	(13,915)	(53,385)	—	—	9,700,887
U.S. Sector Rotation	8,217,974	113,780,610	—	(3,587,504)	490,277	6,587,104	—	—	117,270,487
					$2,480,841	$26,814,931	$248,441	—	$622,069,428
Multimanager 2045 Lifetime Portfolio
Blue Chip Growth	1,398,612	$97,787,803	—	$(2,403,162)	$979,401	$4,252,112	—	—	$100,616,154
Bond	2,970,675	39,643,127	$855,971	—	—	525,921	$453,491	—	41,025,019
Capital Appreciation Value	1,840,700	18,229,973	308,133	(430,432)	4,274	552,746	—	—	18,664,694
Disciplined Value	4,021,047	102,869,799	56,670	(2,196,505)	423,361	4,439,359	—	—	105,592,684
Disciplined Value International	3,120,676	53,530,446	144,130	(2,132,524)	452,900	3,116,179	—	—	55,111,131
Diversified Macro	1,235,212	14,029,305	—	(3,536,970)	(584,791)	542,347	—	—	10,449,891
Diversified Real Assets	762,503	10,462,032	113,293	(670,080)	103,834	726,964	—	—	10,736,043
|	29

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	1,361,270	$11,125,143	$298,064	$(567,356)	$51,041	$228,300	$168,799	—	$11,135,192
Emerging Markets Equity	2,792,746	30,653,686	82,384	(1,410,237)	248,098	1,537,259	—	—	31,111,190
Fundamental Large Cap Core	476,614	36,777,995	—	(696,029)	216,765	1,439,560	—	—	37,738,291
Global Equity	728,269	9,607,635	70,472	(108,647)	688	356,154	—	—	9,926,302
High Yield	2,691,739	8,253,623	335,697	(296,075)	3,823	(33,429)	140,098	—	8,263,639
International Dynamic Growth	2,684,010	42,010,440	769,958	(2,148,172)	696,347	1,266,672	—	—	42,595,245
International Strategic Equity Allocation	11,470,791	139,677,631	—	(4,991,145)	978,417	6,917,035	—	—	142,581,938
John Hancock Collateral Trust	85,503	1,192	970,528	(116,400)	1	(25)	598	—	855,296
Mid Cap Growth	1,820,865	35,346,765	844,087	(503,241)	78,320	196,146	—	—	35,962,077
Mid Value	2,646,788	41,527,246	789,461	(580,567)	26,419	850,734	—	—	42,613,293
Multifactor Emerging Markets ETF	441,556	14,183,660	13,052	(1,024,234)	147,351	1,047,520	—	—	14,367,349
Short Duration Bond	1,816,735	15,725,289	1,404,946	—	—	(34,761)	202,202	—	17,095,474
Small Cap Core	716,092	11,736,002	417,614	(101,567)	(4,873)	(81,281)	—	—	11,965,895
U.S. Sector Rotation	10,991,176	153,149,024	—	(5,771,209)	1,746,916	7,719,355	—	—	156,844,086
					$5,568,292	$35,564,867	$965,188	—	$905,250,883
Multimanager 2040 Lifetime Portfolio
Blue Chip Growth	1,288,685	$88,769,018	$400,001	$(1,221,581)	$546,628	$4,213,897	—	—	$92,707,963
Bond	3,997,529	53,744,553	1,249,393	(497,015)	(6,116)	715,057	$613,502	—	55,205,872
Capital Appreciation Value	1,614,603	17,976,205	203,858	(2,333,038)	40,548	484,505	—	—	16,372,078
Core Bond	3,210,720	35,030,187	869,662	(354,165)	(1,314)	415,690	385,764	—	35,960,060
Disciplined Value	3,701,049	94,187,120	500,001	(1,943,673)	398,137	4,047,971	—	—	97,189,556
Disciplined Value International	2,906,837	50,306,930	30,820	(2,352,590)	621,426	2,728,159	—	—	51,334,745
Diversified Macro	1,257,345	14,201,051	—	(3,514,655)	(590,311)	541,053	—	—	10,637,138
Diversified Real Assets	1,299,186	21,424,716	26,886	(4,681,543)	877,793	644,689	—	—	18,292,541
Emerging Markets Debt	2,396,168	19,422,429	489,182	(797,737)	3,922	482,862	293,919	—	19,600,658
Emerging Markets Equity	2,151,051	23,578,212	271,343	(1,261,366)	264,010	1,110,513	—	—	23,962,712
Fundamental Large Cap Core	356,521	27,642,407	—	(654,113)	256,945	984,113	—	—	28,229,352
30	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Equity	636,145	$9,459,425	—	$(1,111,231)	$(11,142)	$333,601	—	—	$8,670,653
High Yield	4,733,723	14,381,727	$552,468	(351,488)	(477)	(49,701)	$243,362	—	14,532,529
International Dynamic Growth	2,587,001	40,054,255	948,789	(1,821,249)	581,002	1,292,912	—	—	41,055,709
International Strategic Equity Allocation	10,821,883	132,268,116	—	(5,246,369)	1,047,615	6,446,645	—	—	134,516,007
John Hancock Collateral Trust	27,975	1,195	442,819	(164,167)	(1)	(7)	228	—	279,839
Mid Cap Growth	1,516,418	29,690,879	510,417	(479,229)	91,064	136,129	—	—	29,949,260
Mid Value	2,210,781	35,237,709	450,853	(822,938)	58,318	669,632	—	—	35,593,574
Multifactor Emerging Markets ETF	338,511	10,838,450	75,946	(816,098)	115,752	800,421	—	—	11,014,471
Short Duration Bond	2,318,044	19,896,948	2,214,625	(254,715)	1,163	(45,224)	257,878	—	21,812,797
Small Cap Core	533,583	8,850,039	297,749	(166,930)	(8,391)	(56,293)	—	—	8,916,174
Strategic Income Opportunities	559,329	5,722,173	133,719	(110,999)	3,177	24,206	56,694	—	5,772,276
U.S. Sector Rotation	10,733,381	145,639,152	1,299,999	(2,891,595)	891,450	8,226,338	—	—	153,165,344
					$5,181,198	$34,147,168	$1,851,347	—	$914,771,308
Multimanager 2035 Lifetime Portfolio
Blue Chip Growth	1,225,901	$84,805,293	$797,581	$(1,966,795)	$937,354	$3,617,892	—	—	$88,191,325
Bond	7,177,245	98,371,036	1,110,752	(1,657,387)	(206,513)	1,499,865	$1,110,752	—	99,117,753
Capital Appreciation Value	2,960,136	31,349,968	323,397	(2,597,232)	19,437	920,207	—	—	30,015,777
Core Bond	6,759,722	75,199,273	821,229	(1,197,712)	(52,888)	938,984	821,228	—	75,708,886
Disciplined Value	3,537,358	90,255,844	1,021,386	(2,645,789)	627,068	3,632,507	—	—	92,891,016
Disciplined Value International	3,110,320	53,823,683	104,074	(2,569,753)	669,247	2,901,005	—	—	54,928,256
Diversified Macro	1,451,247	16,527,328	—	(4,211,528)	(688,128)	649,876	—	—	12,277,548
Diversified Real Assets	2,395,125	36,397,635	—	(5,386,579)	1,086,716	1,625,589	—	—	33,723,361
Emerging Markets Debt	3,907,096	31,973,391	481,516	(1,293,217)	(115,893)	914,249	481,515	—	31,960,046
Emerging Markets Equity	1,997,509	22,134,916	73,422	(1,249,588)	271,930	1,021,572	—	—	22,252,252
Floating Rate Income	367,502	2,771,375	68,569	(50,409)	(717)	(36,231)	45,592	—	2,752,587
Fundamental Large Cap Core	290,896	22,725,142	81,614	(795,705)	315,643	706,441	—	—	23,033,135
Global Equity	1,147,417	16,232,490	38,249	(1,208,689)	322,550	254,689	—	—	15,639,289
High Yield	7,725,787	23,765,666	486,513	(453,307)	(39,055)	(41,651)	398,582	—	23,718,166
|	31

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Dynamic Growth	2,688,583	$42,438,038	$439,387	$(2,184,594)	$561,313	$1,413,673	—	—	$42,667,817
International Strategic Equity Allocation	10,073,412	123,023,325	298,783	(5,076,045)	1,006,587	5,959,862	—	—	125,212,512
John Hancock Collateral Trust	32,303	1,195	495,330	(173,390)	4	(8)	$249	—	323,131
Mid Cap Growth	1,413,663	27,826,715	443,573	(565,671)	184,244	30,974	—	—	27,919,835
Mid Value	2,045,245	32,800,732	555,467	(1,108,655)	87,721	593,183	—	—	32,928,448
Multifactor Emerging Markets ETF	318,068	10,207,866	59,800	(783,666)	109,922	755,375	—	—	10,349,297
Short Duration Bond	3,128,053	28,592,284	903,940	—	—	(61,242)	359,585	—	29,434,982
Small Cap Core	421,543	7,061,840	266,590	(237,332)	(7,698)	(39,411)	—	—	7,043,989
Strategic Income Opportunities	857,050	8,871,571	87,260	(156,528)	1,150	41,307	87,260	—	8,844,760
U.S. Sector Rotation	10,962,378	149,399,932	1,937,462	(4,229,305)	1,281,096	8,043,952	—	—	156,433,137
					$6,371,090	$35,342,659	$3,304,763	—	$1,047,367,305
Multimanager 2030 Lifetime Portfolio
Blue Chip Growth	898,081	$63,300,885	$371,333	$(2,470,161)	$1,939,987	$1,465,907	—	—	$64,607,951
Bond	7,118,165	96,850,313	1,591,377	(1,416,734)	(191,153)	1,468,051	$1,095,008	—	98,301,854
Capital Appreciation Value	3,924,249	40,935,059	382,243	(2,751,031)	6,091	1,219,519	—	—	39,791,881
Core Bond	9,115,526	100,698,698	1,781,582	(1,571,009)	(213,388)	1,398,007	1,105,307	—	102,093,890
Disciplined Value	2,612,822	66,468,690	60,789	(1,059,259)	262,999	2,879,488	—	—	68,612,707
Disciplined Value International	2,526,565	44,179,302	—	(2,479,108)	643,454	2,275,484	—	—	44,619,132
Diversified Macro	1,732,015	18,701,068	—	(4,002,571)	(647,806)	602,159	—	—	14,652,850
Diversified Real Assets	3,165,376	46,880,560	138,541	(6,004,776)	1,545,312	2,008,860	—	—	44,568,497
Emerging Markets Debt	4,642,391	37,857,882	760,549	(1,586,025)	(189,707)	1,132,059	567,670	—	37,974,758
Emerging Markets Equity	1,376,773	15,646,299	184,101	(1,406,323)	316,899	596,279	—	—	15,337,255
Floating Rate Income	1,751,214	13,114,609	391,595	(214,178)	(20,220)	(155,211)	216,060	—	13,116,595
Fundamental Large Cap Core	134,462	10,570,660	—	(397,171)	166,366	306,821	—	—	10,646,676
Global Equity	1,510,249	21,005,852	56,844	(1,231,069)	304,531	448,533	—	—	20,584,691
High Yield	9,174,559	27,992,166	695,276	(426,026)	(43,834)	(51,685)	470,347	—	28,165,897
International Dynamic Growth	2,198,443	35,005,370	937,404	(2,706,324)	1,032,536	620,298	—	—	34,889,284
32	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	8,041,157	$99,237,941	—	$(4,880,761)	$957,994	$4,636,406	—	—	$99,951,580
John Hancock Collateral Trust	17,638	1,195	$481,195	(305,957)	8	(3)	$177	—	176,438
Mid Cap Growth	1,049,162	20,681,087	260,679	(380,223)	138,255	21,147	—	—	20,720,945
Mid Value	1,529,787	24,295,233	462,687	(637,030)	84,482	424,198	—	—	24,629,570
Multifactor Emerging Markets ETF	219,954	7,146,010	59,414	(650,709)	87,513	514,635	—	—	7,156,863
Short Duration Bond	5,138,431	47,307,190	1,649,704	(502,472)	6,891	(108,677)	594,641	—	48,352,636
Small Cap Core	304,227	5,027,147	232,006	(140,689)	(6,994)	(27,840)	—	—	5,083,630
Strategic Income Opportunities	2,986,639	30,690,335	460,026	(475,417)	2,210	144,966	302,229	—	30,822,120
U.S. Sector Rotation	9,242,177	128,322,696	—	(4,352,211)	1,299,747	6,615,628	—	—	131,885,860
					$7,482,173	$28,435,029	$4,351,439	—	$1,006,743,560
Multimanager 2025 Lifetime Portfolio
Blue Chip Growth	348,270	$24,785,487	$318,518	$(1,367,455)	$1,133,939	$184,074	—	—	$25,054,563
Bond	5,899,003	83,593,921	928,780	(4,137,831)	(534,376)	1,614,742	$928,779	—	81,465,236
Capital Appreciation Value	2,985,235	31,804,335	40,371	(2,519,680)	47,625	897,629	—	—	30,270,280
Core Bond	7,157,880	82,356,050	890,817	(4,026,129)	(549,768)	1,497,289	890,818	—	80,168,259
Disciplined Value	1,002,230	25,975,168	229,730	(1,105,174)	370,134	848,698	—	—	26,318,556
Disciplined Value International	1,299,949	23,325,256	—	(1,893,652)	532,605	992,887	—	—	22,957,096
Diversified Macro	1,116,316	12,438,443	—	(2,968,322)	(472,650)	446,565	—	—	9,444,036
Diversified Real Assets	2,544,144	37,452,867	94,219	(4,572,522)	1,216,324	1,630,656	—	—	35,821,544
Emerging Markets Debt	3,701,207	31,263,663	460,429	(2,214,873)	(197,868)	964,519	460,428	—	30,275,870
Emerging Markets Equity	524,681	5,995,559	57,348	(558,059)	129,878	220,223	—	—	5,844,949
Floating Rate Income	1,867,031	14,491,764	247,345	(565,816)	(10,165)	(179,063)	233,608	—	13,984,065
Fundamental Large Cap Core	49,481	3,993,546	—	(253,087)	62,563	114,865	—	—	3,917,887
Global Equity	1,142,052	16,214,426	—	(1,220,863)	323,695	248,906	—	—	15,566,164
High Yield	7,303,119	23,158,267	381,880	(1,040,448)	(102,864)	23,741	381,880	—	22,420,576
International Dynamic Growth	1,157,892	18,633,503	362,350	(1,499,437)	582,962	296,363	—	—	18,375,741
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	4,023,253	$50,940,455	—	$(3,783,352)	$739,266	$2,112,670	—	—	$50,009,039
John Hancock Collateral Trust	397,254	1,192	$4,221,935	(249,235)	(2)	(117)	$3,200	—	3,973,773
Mid Cap Growth	480,768	9,612,189	123,453	(319,132)	127,920	(49,260)	—	—	9,495,170
Mid Value	689,072	11,284,370	—	(418,335)	130,678	97,339	—	—	11,094,052
Multifactor Emerging Markets ETF	106,421	3,541,306	451	(374,691)	21,847	273,814	—	—	3,462,727
Short Duration Bond	4,633,594	44,520,413	630,398	(1,454,559)	(10,543)	(83,592)	546,680	—	43,602,117
Small Cap Core	205,141	3,509,155	96,045	(150,144)	(9,765)	(17,388)	—	—	3,427,903
Strategic Income Opportunities	3,048,005	32,517,234	314,465	(1,528,344)	5,848	146,212	314,465	—	31,455,415
U.S. Sector Rotation	4,581,156	65,068,114	—	(3,661,476)	1,086,532	2,879,930	—	—	65,373,100
					$4,623,815	$15,161,702	$3,759,858	—	$643,778,118
Multimanager 2020 Lifetime Portfolio
Blue Chip Growth	84,796	$5,975,076	—	$(189,561)	$157,899	$156,812	—	—	$6,100,226
Bond	3,166,791	45,118,258	$498,641	(2,472,622)	(309,868)	898,969	$498,642	—	43,733,378
Capital Appreciation Value	1,530,498	16,303,412	—	(1,266,478)	24,425	457,886	—	—	15,519,245
Core Bond	3,999,051	46,279,928	500,732	(2,526,313)	(342,437)	877,459	500,732	—	44,789,369
Disciplined Value	246,459	6,275,324	117,277	(217,196)	75,606	221,011	—	—	6,472,022
Disciplined Value International	610,620	11,090,091	—	(1,030,522)	334,467	389,516	—	—	10,783,552
Diversified Macro	566,556	6,333,449	—	(1,530,167)	(240,111)	229,897	—	—	4,793,068
Diversified Real Assets	1,300,456	19,174,775	—	(2,321,856)	661,115	796,382	—	—	18,310,416
Emerging Markets Debt	2,001,607	16,981,692	248,657	(1,272,290)	(104,184)	519,271	248,655	—	16,373,146
Emerging Markets Equity	122,137	1,093,881	210,216	—	—	56,508	—	—	1,360,605
Floating Rate Income	1,322,652	10,336,425	166,192	(461,907)	(7,839)	(126,209)	166,193	—	9,906,662
Fundamental Large Cap Core	51,858	4,183,928	—	(263,923)	63,649	122,500	—	—	4,106,154
Global Equity	585,060	8,285,537	—	(606,346)	164,552	130,622	—	—	7,974,365
High Yield	3,952,991	12,572,750	206,297	(601,773)	(57,135)	15,542	206,297	—	12,135,681
International Dynamic Growth	556,450	9,171,353	8,883	(781,361)	305,616	126,369	—	—	8,830,860
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	1,735,919	$22,272,570	—	$(1,938,167)	$378,648	$864,424	—	—	$21,577,475
John Hancock Collateral Trust	16,543	1,188	$282,591	(118,298)	—	(3)	$576	—	165,478
Mid Cap Growth	171,473	3,442,602	—	(84,200)	40,769	(12,578)	—	—	3,386,593
Mid Value	248,586	4,070,847	—	(151,527)	48,646	34,270	—	—	4,002,236
Short Duration Bond	3,033,000	29,447,488	360,755	(1,205,363)	(54,450)	(7,901)	360,755	—	28,540,529
Small Cap Core	100,523	1,715,622	—	(22,636)	(1,152)	(12,092)	—	—	1,679,742
Strategic Income Opportunities	1,619,834	17,385,648	167,148	(920,301)	7,683	76,504	167,148	—	16,716,682
U.S. Sector Rotation	2,365,787	33,637,560	—	(1,944,223)	588,830	1,477,606	—	—	33,759,773
					$1,734,729	$7,292,765	$2,148,998	—	$321,017,257
Multimanager 2015 Lifetime Portfolio
Blue Chip Growth	35,407	$2,374,227	$110,548	$(65,986)	$55,406	$72,978	—	—	$2,547,173
Bond	1,551,503	20,894,273	875,076	(616,181)	(77,828)	350,910	$235,338	—	21,426,250
Capital Appreciation Value	681,520	6,884,950	196,743	(379,048)	21,796	186,172	—	—	6,910,613
Core Bond	1,908,209	20,841,953	861,757	(574,632)	(80,895)	323,763	227,635	—	21,371,946
Disciplined Value	100,950	2,516,175	91,563	(75,790)	13,180	105,819	—	—	2,650,947
Disciplined Value International	233,842	4,020,352	95,081	(251,713)	76,596	189,337	—	—	4,129,653
Diversified Macro	246,622	2,674,604	—	(582,224)	(92,959)	87,002	—	—	2,086,423
Diversified Real Assets	576,657	8,266,882	120,636	(901,113)	255,384	377,542	—	—	8,119,331
Emerging Markets Debt	954,010	7,606,308	347,840	(340,533)	(25,418)	215,604	114,105	—	7,803,801
Floating Rate Income	766,244	5,604,084	297,004	(87,636)	(1,708)	(72,575)	91,958	—	5,739,169
Fundamental Large Cap Core	16,487	1,282,541	33,698	(68,282)	25,050	32,397	—	—	1,305,404
Global Equity	258,997	3,512,029	71,918	(181,620)	50,218	77,580	—	—	3,530,125
High Yield	1,880,820	5,660,509	256,162	(123,527)	(12,559)	(6,467)	94,519	—	5,774,118
International Dynamic Growth	210,927	3,234,741	165,166	(203,790)	79,002	72,290	—	—	3,347,409
International Strategic Equity Allocation	726,099	8,787,058	244,208	(502,582)	99,955	396,777	—	—	9,025,416
John Hancock Collateral Trust	12,187	1,257	186,700	(66,046)	—	(4)	341	—	121,907
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Growth	44,374	$861,165	$21,319	$(12,832)	$6,466	$277	—	—	$876,395
Mid Value	63,638	1,016,974	23,979	(37,202)	11,914	8,903	—	—	1,024,568
Short Duration Bond	1,652,237	15,076,463	731,510	(227,686)	(14,428)	(18,305)	$188,049	—	15,547,554
Strategic Income Opportunities	767,315	7,763,775	308,572	(190,757)	2,337	34,767	76,109	—	7,918,694
U.S. Sector Rotation	775,353	10,593,445	229,297	(415,416)	126,677	530,291	—	—	11,064,294
					$518,186	$2,965,058	$1,028,054	—	$142,321,190
Multimanager 2010 Lifetime Portfolio
Blue Chip Growth	10,820	$753,366	$75,644	$(92,467)	$77,750	$(35,883)	—	—	$778,410
Bond	1,053,776	15,143,009	254,537	(1,045,166)	(122,925)	323,187	$167,535	—	14,552,642
Capital Appreciation Value	455,911	4,897,267	66,796	(488,396)	38,422	108,845	—	—	4,622,934
Core Bond	1,357,377	15,810,972	320,122	(1,113,798)	(145,924)	331,248	172,192	—	15,202,620
Disciplined Value	30,810	790,543	32,994	(51,689)	2,857	34,365	—	—	809,070
Disciplined Value International	138,369	2,544,111	30,733	(298,168)	90,238	76,686	—	—	2,443,600
Diversified Macro	169,221	1,902,782	—	(468,116)	(72,589)	69,530	—	—	1,431,607
Diversified Real Assets	386,011	5,958,962	14,068	(977,200)	276,288	162,915	—	—	5,435,033
Emerging Markets Debt	668,135	5,711,101	106,824	(492,233)	(26,960)	166,613	83,783	—	5,465,345
Floating Rate Income	621,010	4,864,289	151,903	(301,567)	(5,038)	(58,222)	78,484	—	4,651,365
Fundamental Large Cap Core	9,798	814,191	9,317	(83,954)	27,328	8,955	—	—	775,837
Global Equity	172,237	2,486,719	10,267	(237,816)	65,708	22,715	—	—	2,347,593
High Yield	1,317,222	4,236,789	87,278	(266,128)	(23,245)	9,176	69,545	—	4,043,870
International Dynamic Growth	128,070	2,112,995	124,212	(307,692)	119,605	(16,651)	—	—	2,032,469
International Strategic Equity Allocation	390,690	5,051,186	63,295	(542,206)	109,754	174,250	—	—	4,856,279
John Hancock Collateral Trust	3,796	1,220	87,397	(50,642)	—	(1)	268	—	37,974
Short Duration Bond	1,345,452	13,157,446	320,987	(790,050)	(36,660)	8,982	161,545	—	12,660,705
Strategic Income Opportunities	534,813	5,773,333	85,396	(368,039)	7,689	20,889	55,643	—	5,519,268
U.S. Sector Rotation	377,720	5,516,147	44,268	(507,718)	154,187	183,182	—	—	5,390,066
					$536,485	$1,590,781	$788,995	—	$93,056,687
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For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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